Debt - Additional Information (Detail)	1 Months Ended		12 Months Ended				12 Months Ended		0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended
	Mar. 31, 2013 USD ($)	Jan. 25, 2011 USD ($)	Dec. 31, 2013 USD ($) Leverage	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jan. 26, 2011 USD ($)	Dec. 31, 2013 Eurocurrency Rate [Member]	Dec. 31, 2013 Alternate Base Rate [Member]	Sep. 28, 2010 Senior Secured Term Loan Facility [Member] USD ($)	Dec. 31, 2013 Senior Secured Term Loan Facility [Member]	Jan. 26, 2011 Senior Secured Term Loan Facility [Member] USD ($)	Dec. 31, 2013 Senior Secured Credit Facilities [Member]	Jan. 26, 2011 Senior Secured Credit Facilities [Member] USD ($)	Jan. 26, 2011 Senior Secured Revolving Credit Facility [Member] USD ($)	Dec. 31, 2013 Senior Secured Revolving Credit Facility [Member] USD ($)	Dec. 31, 2012 Senior Secured Revolving Credit Facility [Member] USD ($)	Dec. 31, 2013 Standby Letters of Credit [Member]	Dec. 31, 2013 Spanish Local Credit Facilities [Member] EUR (€)	Dec. 31, 2012 Spanish Local Credit Facilities [Member] USD ($)	Jan. 25, 2011 Predecessor [Member] USD ($)	Jan. 25, 2011 Predecessor [Member] USD ($)	Dec. 31, 2013 Predecessor [Member] 2010 Credit Facility [Member] USD ($)	Dec. 31, 2013 Predecessor [Member] Term Loan Facility [Member] USD ($)	Dec. 31, 2013 Predecessor [Member] 2010 Revolving Credit [Member] USD ($)	Dec. 31, 2013 Successor [Member] USD ($)	Dec. 31, 2012 Successor [Member] USD ($)	Dec. 31, 2013 Maximum [Member] Successor [Member] USD ($)	Dec. 31, 2012 Maximum [Member] Successor [Member] USD ($)	Dec. 31, 2013 Senior Notes [Member] USD ($)	Jan. 26, 2011 Senior Notes [Member]	Dec. 31, 2013 Senior Notes [Member] Predecessor [Member] USD ($)	Dec. 31, 2013 Senior PIK Notes [Member] Predecessor [Member] USD ($)	Dec. 31, 2013 Revolving Credit Facility [Member] USD ($)	Dec. 31, 2013 Revolving Credit Facility [Member] Eurocurrency Rate [Member]	Dec. 31, 2013 Federal Funds [Member]	Dec. 31, 2013 LIBOR Rate [Member]	Dec. 31, 2013 Economic Development Loan [Member] USD ($)	Sep. 17, 2012 Economic Development Loan [Member] USD ($)
Debt Instrument [Line Items]
Senior secured credit facilities											$ 300,000,000		$ 375,000,000	$ 75,000,000	$ 50,000,000			€ 2,300,000				$ 500,000,000	$ 425,000,000	$ 75,000,000
Issuance cost of the senior secured credit facilities														9,500,000															13,000,000
Letters of credit outstanding amount															7,300,000	8,000,000
Availability of senior secured revolving facility															67,700,000	67,000,000			0
Borrowings outstanding under credit facilities															0	0
Line of credit facility, incremental term																																	235,000,000
Percentage of voting equity interests			65.00%
Line of credit facility, maturity year										6 years 6 months					5 years
Line of Credit Facility, Expiration Date										Jul. 26, 2017					Jan. 26, 2016
Debt instrument basis spread on Eurocurrency rate																																		1.50%
Debt instrument margin spread							4.00%	3.00%																											0.50%	1.00%
Unused Revolving Credit Facility Commitment Fee																																	1.125%
Outstanding letter of credit fee																	4.00%
Line of credit facility amortization percentage										1.00%																							0.00%
Percentage net cash proceeds of asset sales, mandatory prepayments			100.00%
Percentage debt issuances, mandatory prepayments												100.00%
Percentage excess cash flow, mandatory prepayments			50.00%
Step Down Percentage of excess cash flow, mandatory prepayments of debt			25.00%
Leverage Ratio			2.0
Prepayment based upon excess cash flow by Holdings	1,400,000
Aggregate principal amount of senior notes						400,000,000																			400,000,000	400,000,000
Interest percentage																														8.625%							2.00%
Percentage of redemption price principal amount																													100.00%
Senior Notes, redemption term																													UCI International, Inc. may redeem the Senior Notes at its option, in whole or in part, upon not less than 30 nor more than 60 days' prior notice
Net cash proceeds of one or more equity offerings																													101.00%
Capital lease obligation written off																									400,000
Associated capital lease assets written off																									400,000
Charges for capital lease obligations																											100,000
Capital lease assets																											100,000	100,000
Loan amount			691,700,000																																			500,000
Maturity period of loan																																					5 years
Annual principal payments																																					100,000
Cost of entering into swaption									500,000
Repayment of long term loan																						423,900,000									315,000,000
Amount paid for Senior PIK Notes																																41,200,000
Loss on early extinguishment of debt		(24,153,000)																		(24,153,000)	(24,153,000)
Capitalized interest			$ 700,000	$ 600,000	$ 0